Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Class A Ordinary shares
Ordinary shares, par value per share (in Dollars per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	8,500,000,000,000	3,750,000,000,000
Ordinary shares, shares issued	2,587,892,046,400	2,587,892,046,400
Ordinary shares, shares outstanding	2,587,892,046,400	2,587,892,046,400
Class B Ordinary shares
Ordinary shares, par value per share (in Dollars per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	1,000,000,000,000	250,000,000,000
Ordinary shares, shares issued	250,000,000,000
Ordinary shares, shares outstanding	250,000,000,000